Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Gross Intangible Asset	$ 2,487	$ 2,487
Accumulated Amortization	1,226	920
Total intangible assets	1,261	1,567
Amortization [Abstract]
Amortization of Intangible Assets	306	308	308
Core deposits intangibles
Finite-Lived Intangible Assets, Net [Abstract]
Weighted Amortization Period	5 years	6 years
Gross Intangible Asset	2,380	2,380
Accumulated Amortization	1,170	875
Total intangible assets	1,210	1,505
Other intangible assets
Finite-Lived Intangible Assets, Net [Abstract]
Weighted Amortization Period	4 years 10 months 24 days	5 years 10 months 24 days
Gross Intangible Asset	107	107
Accumulated Amortization	56	45
Total intangible assets	$ 51	$ 62